As filed with the Securities and Exchange Commission on August 30, 2017.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:    1-888-233-4339

Tané T. Tyler, Esq., 1801 California Street, Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Transamerica Partners Funds Group

Transamerica Partners Balanced

Transamerica Partners Core Bond

Transamerica Partners Government Money Market

Transamerica Partners High Quality Bond

Transamerica Partners High Yield Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners International Equity

Transamerica Partners Large Core

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Mid Growth

Transamerica Partners Mid Value

Transamerica Partners Small Core

Transamerica Partners Small Growth

Transamerica Partners Small Value

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios. To view each underlying portfolio’s voting record for the reporting period, please refer to the Form N-PX for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

Transamerica Partners Funds Group

Transamerica Institutional Asset Allocation - Short Horizon

Transamerica Institutional Asset Allocation - Short/Intermediate Horizon

Transamerica Institutional Asset Allocation - Intermediate Horizon

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

Transamerica Institutional Asset Allocation - Long Horizon

Each of the above funds are “fund-of-funds” fully invested in various funds listed under the filing for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784). To view each underlying fund’s voting record for the reporting period, please refer to the Form N-PX for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784).

Transamerica Partners Stock Index

Transamerica Partners Stock Index is fully invested in a corresponding series of Master Investment Portfolio. To view the voting record of Master Investment Portfolio for the reporting period, please refer to the Form N-PX for Master Investment Portfolio, Investment Company Act #811-08162 (CIK #0000915092).

=========== Transamerica Institutional Asset Allocation – Intermediate Horizon ============

This fund is a fund-of-funds that is fully invested in various underlying funds listed in the Form N-PX filed on August 30, 2017 for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784). This fund echo voted on the proposed Agreement and Plan of Reorganization presented to Transamerica Partners Funds Group II’s shareholders during the reporting period for each of the following underlying funds:

Meeting Date: Commenced February 10, 2017

Record Date: October 14, 2016

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional Government Money Market

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Institutional Stock Index

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	Agreement and Plan of Reorganization	Mgmt	For	Echo	Echo

========= Transamerica Institutional Asset Allocation – Intermediate/Long Horizon =========

This fund is a fund-of-funds that is fully invested in various underlying funds listed in the Form N-PX filed on August 30, 2017 for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784). This fund echo voted on the proposed Agreement and Plan of Reorganization presented to Transamerica Partners Funds Group II’s shareholders during the reporting period for each of the following underlying funds:

Meeting Date: Commenced February 10, 2017

Record Date: October 14, 2016

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional Government Money Market

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Institutional Stock Index

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	Agreement and Plan of Reorganization	Mgmt	For	Echo	Echo

=========== Transamerica Institutional Asset Allocation – Long Horizon ============

This fund is a fund-of-funds that is fully invested in various underlying funds listed in the Form N-PX filed on August 30, 2017 for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784). This fund echo voted on the proposed Agreement and Plan of Reorganization presented to Transamerica Partners Funds Group II’s shareholders during the reporting period for each of the following underlying funds:

Meeting Date: Commenced February 10, 2017

Record Date: October 14, 2016

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional Government Money Market

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Institutional Stock Index

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	Agreement and Plan of Reorganization	Mgmt	For	Echo	Echo

=========== Transamerica Institutional Asset Allocation – Short Horizon ============

This fund is a fund-of-funds that is fully invested in various underlying funds listed in the Form N-PX filed on August 30, 2017 for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784). This fund echo voted on the proposed Agreement and Plan of Reorganization presented to Transamerica Partners Funds Group II’s shareholders during the reporting period for each of the following underlying funds:

Meeting Date: Commenced February 10, 2017

Record Date: October 14, 2016

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional Government Money Market

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Institutional Stock Index

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	Agreement and Plan of Reorganization	Mgmt	For	Echo	Echo

======== Transamerica Institutional Asset Allocation – Short/Intermediate Horizon =========

This fund is a fund-of-funds that is fully invested in various underlying funds listed in the Form N-PX filed on August 30, 2017 for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784). This fund echo voted on the proposed Agreement and Plan of Reorganization presented to Transamerica Partners Funds Group II’s shareholders during the reporting period for each of the following underlying funds:

Meeting Date: Commenced February 10, 2017

Record Date: October 14, 2016

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional Government Money Market

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Institutional Stock Index

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	Agreement and Plan of Reorganization	Mgmt	For	Echo	Echo

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS FUND GROUP
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

Date:	August 30, 2017